Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
Financial assets	$ 3,707	$ 3,265
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	2,958	2,574
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	420	432
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	284	214
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 45	$ 45